Prepayments and other assets - Summary Of Prepayments And Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
Deposits	$ 102	$ 130
Loan receivable as part of co-investing arrangement	94	87
Non-current prepayments and other current assets	196	217
Current
Prepayments	55	70
Tax recoverable	30	46
Deposits	108	54
Others	27	24
Less: Loss allowance	(12)	(12)
Deposits, prepayments and other assets	$ 208	$ 182